Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
SEC regulations require us to disclose the following information about the relationship between both the total compensation paid to our Chief Executive Officer (“PEO” in the following tables and footnotes) and the average total compensation paid to our other named executive officers (“non-PEO named executive officers” in the following tables and footnotes) and the Company’s financial performance.

Year(1)	Summary compensation table total for PEO ($)(2)	Compensation actually paid to PEO ($)(3)	Average summary compensation table total for non- PEO named executive officers ($)(2)	Average compensation actually paid to non-PEO named executive officers ($)(3)	Value of initial fixed $100 investment based on(4):		Net income ($M)(5)	Adjusted EBITDA ($M)(6)
					Total shareholder return ($)	Peer group total shareholder return ($)
2024	8,337,369	2,600,952	2,755,529	1,269,188	147	114	446	378
2023	12,949,070	14,774,897	3,479,800	3,890,876	178	129	300	495
2022	5,687,373	5,385,965	2,054,694	1,969,296	123	126	3,907	265

(1)
Mr. Johnson assumed the role of Chief Executive Officer of the Company in 2022. The non-PEO named executive officers for 2024 and 2023 were Messrs. Creed, Ali, Sauer-Petersen and Strickler and for 2022 were Messrs. Creed, Ali and Sauer-Petersen.

(2)
Reflects, for our PEO, the total compensation reported in the Summary Compensation Table and for the non-PEO named executive officers, the average of their total compensation reported in the Summary Compensation Table, in each case, in the fiscal years indicated.

(3)
Represents the compensation actually paid to our PEO and to the non-PEO named executive officers in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K and as set forth below:

As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total ($)	Stock Awards ($)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that Remain Outstanding as of the End of the Fiscal Year ($)(b)	Change in Fair Value as of the Last Day of the Fiscal Year of Awards Granted in Prior Years that Remain Outstanding as of the End of the Fiscal Year ($)(c)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that also Vested During the Fiscal Year ($)(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years that Vest During the Fiscal Year ($)(e)	Forfeiture of Awards in the Current Fiscal Year that were Granted in a Prior Fiscal Year ($)(f)	Total Compensation “Actually Paid” ($)
PEO
2024	8,337,369	(6,165,155)	3,222,340	(3,708,554)	399,549	515,403	—	2,600,952
2023	12,949,070	(10,752,925)	7,495,979	3,196,644	1,633,240	252,888	—	14,774,897
2022	5,687,373	(4,125,612)	3,824,204	—	—	—	—	5,385,965
Non-PEO Named Executive Officers
2024	2,755,529	(1,818,705)	950,606	(857,492)	117,842	121,408	—	1,269,188
2023	3,479,800	(2,575,038)	1,857,038	679,286	396,053	53,736	—	3,890,876
2022	2,054,694	(1,168,919)	1,083,521	—	—	—	—	1,969,296

(a)
Reflects, for our PEO, the applicable amounts reported in the “Summary compensation table total for PEO” column in the table above and the “Stock awards” column in the Summary Compensation Table, and for the non-PEO named executive officers, the amounts reported in the “Average summary compensation table total for non-PEO named executive officers” column in the table above and the average of the amounts reported in the “Stock awards” column in the Summary Compensation Table, in each case, in each of the fiscal years indicated.

(b)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the vesting date of awards granted in the covered fiscal year that also became vested (in whole or in part) during the covered fiscal year.

(e)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)
Reflects, either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the end of the prior fiscal year of awards that were granted in a prior fiscal year but failed to vest and were forfeited in the covered fiscal year.

(4)
For each covered fiscal year, represents the value of an investment of $100 as of December 31, 2021 in each of (i) our common shares and (ii) the PHLX Oil Service Sector Index (“OSX”) measured over each of the periods ending on December 31, 2022, 2023 and 2024. It is assumed that dividends, if any, are reinvested. The OSX is the published industry or line-of-business index that we selected for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2024 Annual Report.

(5)	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.
(6)
Represents the Company’s Adjusted EBITDA for each covered fiscal year. Attached as Appendix A in this proxy statement is a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Johnson assumed the role of Chief Executive Officer of the Company in 2022. The non-PEO named executive officers for 2024 and 2023 were Messrs. Creed, Ali, Sauer-Petersen and Strickler and for 2022 were Messrs. Creed, Ali and Sauer-Petersen.

Peer Group Issuers, Footnote
(4)
For each covered fiscal year, represents the value of an investment of $100 as of December 31, 2021 in each of (i) our common shares and (ii) the PHLX Oil Service Sector Index (“OSX”) measured over each of the periods ending on December 31, 2022, 2023 and 2024. It is assumed that dividends, if any, are reinvested. The OSX is the published industry or line-of-business index that we selected for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2024 Annual Report.

PEO Total Compensation Amount	$ 8,337,369	$ 12,949,070	$ 5,687,373
PEO Actually Paid Compensation Amount	$ 2,600,952	14,774,897	5,385,965
Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to our PEO and to the non-PEO named executive officers in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K and as set forth below:

As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total ($)	Stock Awards ($)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that Remain Outstanding as of the End of the Fiscal Year ($)(b)	Change in Fair Value as of the Last Day of the Fiscal Year of Awards Granted in Prior Years that Remain Outstanding as of the End of the Fiscal Year ($)(c)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that also Vested During the Fiscal Year ($)(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years that Vest During the Fiscal Year ($)(e)	Forfeiture of Awards in the Current Fiscal Year that were Granted in a Prior Fiscal Year ($)(f)	Total Compensation “Actually Paid” ($)
PEO
2024	8,337,369	(6,165,155)	3,222,340	(3,708,554)	399,549	515,403	—	2,600,952
2023	12,949,070	(10,752,925)	7,495,979	3,196,644	1,633,240	252,888	—	14,774,897
2022	5,687,373	(4,125,612)	3,824,204	—	—	—	—	5,385,965
Non-PEO Named Executive Officers
2024	2,755,529	(1,818,705)	950,606	(857,492)	117,842	121,408	—	1,269,188
2023	3,479,800	(2,575,038)	1,857,038	679,286	396,053	53,736	—	3,890,876
2022	2,054,694	(1,168,919)	1,083,521	—	—	—	—	1,969,296

(a)
Reflects, for our PEO, the applicable amounts reported in the “Summary compensation table total for PEO” column in the table above and the “Stock awards” column in the Summary Compensation Table, and for the non-PEO named executive officers, the amounts reported in the “Average summary compensation table total for non-PEO named executive officers” column in the table above and the average of the amounts reported in the “Stock awards” column in the Summary Compensation Table, in each case, in each of the fiscal years indicated.

(b)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the vesting date of awards granted in the covered fiscal year that also became vested (in whole or in part) during the covered fiscal year.

(e)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)
Reflects, either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the end of the prior fiscal year of awards that were granted in a prior fiscal year but failed to vest and were forfeited in the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,755,529	3,479,800	2,054,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,269,188	3,890,876	1,969,296
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to our PEO and to the non-PEO named executive officers in each of the fiscal years indicated, as computed in accordance with Item 402(v) of Regulation S-K and as set forth below:

As Reported in Summary Compensation Table(a)			Equity Award Adjustments
Year	Total ($)	Stock Awards ($)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that Remain Outstanding as of the End of the Fiscal Year ($)(b)	Change in Fair Value as of the Last Day of the Fiscal Year of Awards Granted in Prior Years that Remain Outstanding as of the End of the Fiscal Year ($)(c)	Fair Value as of the End of the Fiscal Year of Awards Granted During the Fiscal Year that also Vested During the Fiscal Year ($)(d)	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years that Vest During the Fiscal Year ($)(e)	Forfeiture of Awards in the Current Fiscal Year that were Granted in a Prior Fiscal Year ($)(f)	Total Compensation “Actually Paid” ($)
PEO
2024	8,337,369	(6,165,155)	3,222,340	(3,708,554)	399,549	515,403	—	2,600,952
2023	12,949,070	(10,752,925)	7,495,979	3,196,644	1,633,240	252,888	—	14,774,897
2022	5,687,373	(4,125,612)	3,824,204	—	—	—	—	5,385,965
Non-PEO Named Executive Officers
2024	2,755,529	(1,818,705)	950,606	(857,492)	117,842	121,408	—	1,269,188
2023	3,479,800	(2,575,038)	1,857,038	679,286	396,053	53,736	—	3,890,876
2022	2,054,694	(1,168,919)	1,083,521	—	—	—	—	1,969,296

(a)
Reflects, for our PEO, the applicable amounts reported in the “Summary compensation table total for PEO” column in the table above and the “Stock awards” column in the Summary Compensation Table, and for the non-PEO named executive officers, the amounts reported in the “Average summary compensation table total for non-PEO named executive officers” column in the table above and the average of the amounts reported in the “Stock awards” column in the Summary Compensation Table, in each case, in each of the fiscal years indicated.

(b)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of December 31 of the covered fiscal year of awards granted in the covered fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(c)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to December 31 of the covered fiscal year of awards granted in a prior fiscal year that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(d)
Reflects either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the vesting date of awards granted in the covered fiscal year that also became vested (in whole or in part) during the covered fiscal year.

(e)
Reflects either (i) the change in fair value, with respect to our PEO, or (ii) the average of the change in fair value, with respect to the non-PEO named executive officers, in each case, from December 31 of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(f)
Reflects, either (i) the fair value, with respect to our PEO, or (ii) the average of the fair value, with respect to the non-PEO named executive officers, in each case, as of the end of the prior fiscal year of awards that were granted in a prior fiscal year but failed to vest and were forfeited in the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”) as a Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR Per $100”)
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”) as a Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR Per $100”)
Tabular List, Table
2024 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.

Key Financial Performance Measures
Adjusted EBITDA
Levered Free Cash Flow
Annual Free Cash Flow

Total Shareholder Return Amount	$ 147	178	123
Peer Group Total Shareholder Return Amount	$ 114	$ 129	$ 126
Company Selected Measure Amount	378,000,000	495,000,000	265,000,000
PEO Name	Mr. Johnson	Mr. Johnson	Mr. Johnson
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 446,000,000	$ 300,000,000	$ 3,907,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Levered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,165,155)	(10,752,925)	(4,125,612)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,222,340	7,495,979	3,824,204
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,708,554)	3,196,644	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,549	1,633,240	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,403	252,888	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,818,705)	(2,575,038)	(1,168,919)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	950,606	1,857,038	1,083,521
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,492)	679,286	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,842	396,053	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,408	53,736	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0